Expense Example, No Redemption (Vanguard S&P Small-Cap 600 Index Fund ETF)	Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192